Fair value of financial instruments - Disclosure of detailed information about fair value of long-term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 349,042	$ 352,769	$ 464,308
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	280,807
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	68,235
Fair value [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	371,825
Fair value [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	303,240
Fair value [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Long-term debt	$ 68,585